SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term deposits, weighted average interest rate	0.93%	0.56%
Inventory write-offs	$ 775	$ 4,097	$ 1,531
Cumulative inventory write-off	$ 1,663	$ 4,560
Impairment of long-lived assets held for use
Impairment of intangible assets	$ 5,777
Reserve for sales returns	688	$ 1,147
Advertising expenses	1,201	1,131	$ 973
Severance expense	2,286	2,092	2,070
Allowance for doubtful accounts	657	707
Grants participations excluded from research and development costs	$ 1,252	$ 984	$ 1,051
Weighted average cost of capital, percent	2.00%
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	0.00%	0.00%	0.00%
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	14.00%	14.00%	14.00%